Summary of Significant Accounting Policies - Summary Of Earnings Per Share Basic and Diluted (Detail) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Ordinary Shares
Net earnings	$ (17,630,095)	$ 160,624,560	$ (81,470,011)	$ 142,994,465	$ (185,775,870)
Common Class A [Member]
Numerator: Earnings allocable to Ordinary Shares
Interest income earned on marketable securities held in Trust Account	15,703			21,942	0
Net earnings	$ 15,703			$ 21,942	$ 0
Denominator: Weighted Average Redeemable Ordinary Shares
Ordinary Shares, Basic and Diluted	69,000,000		69,000,000	69,000,000	69,000,000
Earnings/Basic and Diluted Ordinary Shares	$ 0.00		$ 0.00	$ 0.00	$ 0.00
Common Class B [Member]
Numerator: Earnings allocable to Ordinary Shares
Net earnings	$ (17,630,095)			$ 142,994,465	$ (185,775,870)
Redeemable Net Earnings	(15,703)			(21,942)	0
Non-Redeemable Net Income (Loss)	$ (17,645,798)			$ 142,972,523	$ (185,775,870)
Denominator: Weighted Average Redeemable Ordinary Shares
Ordinary Shares, Basic and Diluted	17,250,000		17,250,000	17,250,000	16,748,571
Earnings/Basic and Diluted Ordinary Shares	$ (1.02)		$ (4.72)	$ 8.29	$ (11.09)